Significant Accounting Policies and Recent Accounting Pronouncements - Major Charterers (Table) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Entity Wide Revenue Major Customer
Concentration risk benchmark description	During the years ended December 31, 2017 and 2016, charterers that individually accounted for more than 10% of the Partnership's revenues were as follows
Percentage of time charter revenue	91.00%	100.00%
Charterer A
Entity Wide Revenue Major Customer
Percentage of time charter revenue	72.00%	66.00%
Charterer B
Entity Wide Revenue Major Customer
Percentage of time charter revenue	19.00%	16.00%
Charterer C
Entity Wide Revenue Major Customer
Percentage of time charter revenue	0.00%	18.00%
Sales Revenue, Net
Entity Wide Revenue Major Customer
Percentage of time charter revenue	10.00%